Long-term Debt - Additional Information (Detail) - USD ($)														12 Months Ended
	Dec. 31, 2019	Apr. 16, 2019	Mar. 29, 2019	Feb. 19, 2019	Jan. 16, 2019	Aug. 17, 2018	Apr. 27, 2018	Apr. 17, 2018	Mar. 27, 2018	Feb. 08, 2018	Jan. 10, 2018	Dec. 11, 2017	May 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 14, 2018	Dec. 07, 2017	Mar. 01, 2017	May 18, 2016
Debt Instrument [Line Items]
Proceeds from issuance of debt															$ 115,712,500
Long-term debt, total															445,971,281	$ 386,975,841
Repayments of debt															56,717,059	56,254,073	$ 55,630,352
Term loan financial covenants, cash requirement															11,930,059
Restricted cash															3,002,490	3,231,323	3,363,012
Debt issuance costs, gross															8,374,435	7,871,170
Amortization of debt issuance costs															$ 858,582	$ 690,842	$ 715,587
Debt,weighted average interest rate															5.34%	3.97%	3.43%
Interest expense, debt, total															$ 22,150,386	$ 15,640,377	$ 14,149,326
Interest costs capitalized															$ 0	$ 813,423	$ 1,660,802
Term Loan Entered into on October 9, 2008 [Member]
Debt Instrument [Line Items]
Repayments of debt						$ 5,920,000
Term Loan Entered into on September 23, 2013 [Member]
Debt Instrument [Line Items]
Repayments of debt							$ 4,122,370
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio															130.00%
Percentage of total debt to total market value adjusted assets															80.00%
Percentage of dividends paid to free cash flow															50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate															3.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio															125.00%
EBITDA to interest expense ratio															2.51
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate															0.80%
Term Loan Entered Into On May 18, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																					$ 74,480,000
Proceeds from issuance of debt											$ 33,150,000		$ 32,500,000
Term Loan Entered into on March 27, 2019 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of debt			$ 1,036,265	$ 625,000
Term Loan Refinanced On A Long Term Basis [Member]
Debt Instrument [Line Items]
Long-term debt, total									$ 27,675,000
Repayments of debt									$ 275,000
Term Loan Entered into on June 12, 2014 and September 15, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																		$ 23,574,184
Term Loan Entered Into March 1, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																				$ 76,020,000
Proceeds from issuance of debt								$ 35,262,500			$ 35,525,000
Term Loan Entered December 7, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																			$ 22,500,000
Proceeds from issuance of debt										$ 11,775,000		$ 10,500,000
Term Loan Entered into on April 14, 2014 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity	$ 11,000,000													$ 11,000,000
Long-term debt, total	60,000													60,000
Repayments of debt		$ 700,000			$ 700,000									640,000
Term Loan Entered into on March 29, 2019 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity	25,458,432													25,458,432
Long-term debt, total	981,895													$ 981,895
Repayments of debt	$ 4,001,898